13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2006

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Chief Compliance Officer
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      February 14, 2007

Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	82
Form 13F Information Table Value Total: 	$374760

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      320     4112 SH       SOLE                     4112
Abbott Laboratories            COM              002824100    11384   233706 SH       SOLE                   233706
Adobe Systems Inc              COM              00724f101     1796    43673 SH       SOLE                    43673
Alcatel Lucent ADR             SPONSORED ADR    013904305      332    23331 SH       SOLE                    23331
American International Group   COM              026874107    13283   185362 SH       SOLE                   185362
Amgen                          COM              031162100     1053    15414 SH       SOLE                    15414
Anadarko Petroleum Corp        COM              032511107    10619   244005 SH       SOLE                   244005
Anheuser Busch Co Inc          COM              035229103      316     6428 SH       SOLE                     6428
Apollo Group Inc CL A          CL A             037604105     6913   177404 SH       SOLE                   177404
Applied Materials              COM              038222105     7502   406631 SH       SOLE                   406631
Arrowhead Research Corp        COM              042797100       88    20000 SH       SOLE                    20000
Automatic Data Processing      COM              053015103     9130   185377 SH       SOLE                   185377
Bank of America Corp           COM              060505104      496     9295 SH       SOLE                     9295
Berkshire Hathaway Inc Cl A    CL A             084670108     1320       12 SH       SOLE                       12
Berkshire Hathaway Inc Cl B    CL B             084670207      304       83 SH       SOLE                       83
Boeing Company                 COM              097023105      203     2289 SH       SOLE                     2289
BP Plc Spon Adr                SPONSORED ADR    055622104      376     5600 SH       SOLE                     5600
Cadbury Schweppes ADR F        ADR              127209302    10404   242342 SH       SOLE                   242342
Chevron Texaco Corp            COM              166764100      787    10710 SH       SOLE                    10710
Cisco Systems Inc.             COM              17275r102     9513   348082 SH       SOLE                   348082
Citigroup Inc                  COM              172967101    11033   198077 SH       SOLE                   198077
Cohen & Steers Slct Util Fd    COM              19248a109      651    26598 SH       SOLE                    26598
Colgate Palmolive              COM              194162103      221     3383 SH       SOLE                     3383
Comcast Corp Special Cl A      CL A SPL         20030n200     9486   226496 SH       SOLE                   226496
Conoco Phillips                COM              20825c104      427     5933 SH       SOLE                     5933
Costco                         COM              22160k105      309     5840 SH       SOLE                     5840
Dell Inc                       COM              24702r101     6928   276142 SH       SOLE                   276142
Devin Energy Corp              COM              25179m103    10002   149108 SH       SOLE                   149108
Diageo ADR                     SPON ADR NEW     25243q205    14320   180563 SH       SOLE                   180563
Dreman/Claymore Dvd & Inc Fd   COM              26153r100     1014    44113 SH       SOLE                    44113
Duke Energy Corp               COM              26441c105      211     6349 SH       SOLE                     6349
Evergreen Managed Income Fund  COM              30024y104     3800   222206 SH       SOLE                   222206
Exxon Mobil Corp               COM              30231g102     1634    21319 SH       SOLE                    21319
Fannie Mae                     COM              313586109     8072   135910 SH       SOLE                   135910
Fiduciary Claymore Dynm EQ F   COM              31647t100      343    17841 SH       SOLE                    17841
First Data Corporation         COM              319963104     5772   226182 SH       SOLE            	    226182
Freddie Mac                    COM              313400301    14260   210017 SH       SOLE                   210017
General Electric Company       COM              369604103    12041   323584 SH       SOLE                   323584
GoldCorp Inc                   COM              380956409      256     9000 SH       SOLE                     9000
Home Depot Inc                 COM              437076102    12612   314037 SH       SOLE                   314037
Ibasis Inc                     COM              450732201      251    29533 SH       SOLE                    29533
Int'l Business Machines Corp   COM              459200101      466     4799 SH       SOLE                     4799
Intel Corp.                    COM              458140100      302    14930 SH       SOLE                    14930
Interdigital Comm Corp         COM              45866a105      302     9000 SH       SOLE                     9000
International Game Technology  COM              459902102    10148   219657 SH       SOLE                   219657
Johnson & Johnson              COM              478160104      598     9052 SH       SOLE                     9052
JPMorgan Chase                 COM              46625h100      442     9152 SH       SOLE                     9152
Liberty Media Holding Int A    INT COM SER A    53071m104     4580   212317 SH       SOLE                   212317
McDonalds Corporation          COM              580135101      205     4625 SH       SOLE                     4625
Microsoft Corp.                COM              594918104    16261   544587 SH       SOLE                   544587
Morgan Stanley                 COM NEW          617446448      229     2808 SH       SOLE                     2808
National Oilwell Varco Inc     COM              637071101     5474    89480 SH       SOLE                    89480
Neuberger Berman CA Int Mun    COM              64123c101      403    27200 SH       SOLE                    27200
Newmont Mining Corp            COM              651639106      228     5054 SH       SOLE                     5054
Novartis AG ADR                SPONSORED ADR   	66987V109     9913   172578 SH       SOLE                   172578
Nuveen CA Muni Value Fund      COM              67062c107     3440   335313 SH       SOLE                   335313
Nuveen CA Municipal Market Opp COM              67062u107      200    12600 SH       SOLE                    12600
Nuveen Select Tax Free Inc PortSH BEN INT       67063c106     2283   163271 SH       SOLE                   163271
Oracle Corp                    COM              68389x105      760    44350 SH       SOLE                    44350
Pepsico Inc                    COM              713448108    10831   173150 SH       SOLE                   173150
Pfizer Inc.                    COM              717081103     9379   362120 SH       SOLE                   362120
Pimco Floating Rate Strtgy F   COM              72201j104     3633   192187 SH       SOLE                   192187
Principal Financial Group      COM              74251v102      212     3615 SH       SOLE                     3615
Procter & Gamble Co            COM              742718109      397     6184 SH       SOLE                     6184
Qualcomm Inc                   COM              747525103    28035   741869 SH       SOLE                   741869
Royal Dutch Shell Plc - Adr A  SPON ADR A       780259206      254     3589 SH       SOLE                     3589
S&P Dep Receipts Trust Ser I   UNIT SER I       78462f103      472     3335 SH       SOLE                     3335
Samaritan Pharimaceuticals     COM              79586q108       16    78000 SH       SOLE                    78000
Sclumberger LTD.               COM              806857108      323     5121 SH       SOLE                     5121
Smith International            COM              832110100      996    24245 SH       SOLE                    24245
Southern Company               COM              842587107      295     8000 SH       SOLE                     8000
SVB Financial Group            COM              78486q101     1137    24398 SH       SOLE                    24398
Sysco Corporation              COM              871829107      231     6288 SH       SOLE                     6288
Time Warner Inc                COM              887317105      307    14096 SH       SOLE                    14096
Tribune Co                     COM              896047107     7391   240126 SH       SOLE                   240126
Verizon Communication          COM              92343v104      369     9902 SH       SOLE                     9902
Wal Mart Stores Inc            COM              931142103    10565   228789 SH       SOLE                   228789
Walt Disney Co                 COM DISNEY       254687106     9197   268364 SH       SOLE                   268364
Washington Mutual Inc          COM              939322103    11624   255529 SH       SOLE                   255529
Waste Management Inc           COM              94106l109     8154   221766 SH       SOLE                   221766
Wells Fargo & Company          COM              949746fa4     1699    47766 SH       SOLE                    47766
Western Union                  COM              959802109    13227   589977 SH       SOLE                   589977